--------------------------------------------------------------------------------

----------------------------------
BERGSTROM
CAPITAL
CORPORATION
----------------------------------


1997 THIRD QUARTER REPORT



Listed: American Stock Exchange (Ticker symbol: BEM)
Transfer Agent, Registrar and Custodian: State Street Bank and Trust Company, Boston, Massachusetts
Independent Auditors: Deloitte & Touche LLP, Boston, Massachusetts
Legal Counsel: Howard, Rice, Nemerovski, Canady, Falk & Rabkin PC,
San Francisco, California


--------------------------------------------------------------------------------

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------


                          STOCKHOLDER MEETING RESULTS

  The Annual Meeting of Stockholders of Bergstrom Capital Corporation (the "Company") was held on Monday, November 3, 1997 at the Cutter Room, The Rainier Club, Fourth Avenue and Marion Street, Seattle, Washington. The two matters voted upon by Stockholders and the resulting votes for each matter are presented below.

  1. The election of three directors, Erik E. Bergstrom and George Cole Scott to hold office until the Annual Meeting of Stockholders in 2000 and William H. Sperber to hold office until the Annual Meeting of Stockholders in 1998, and in all cases until their respective successors shall be elected and shall qualify.

        ELECTED DIRECTOR         FOR           WITHHELD          BROKER NON-VOTES*
       Erik E. Bergstrom       961,885          5,736                    0
       George Cole Scott       962,020          5,601                    0
       William H. Sperber      961,520          6,101                    0
       OTHER CONTINUING DIRECTORS                               PRESENT TERM EXPIRES
       William L. McQueen                                               1999
       Norman R. Nielsen                                                1999

  2. Ratification or rejection of the selection by the Company's Board of Directors of Deloitte & Touche LLP as the independent auditors of the Company for the year ending December 31, 1997.

         FOR             AGAINST                   ABSTAIN                   BROKER NON-VOTES*
       959,484            3,057                     5,080                           0

 * Broker non-votes are proxies received by the Company from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

BERGSTROM CAPITAL CORPORATION
-------------------------------------------------------------------------------

                              DISTRIBUTION POLICY

  The Company's distribution policy, which was adopted by the Board of Directors on May 12, 1997, provides for an annual distribution to the Company's stockholders, during the month of June each year, of a cash dividend at the rate of a minimum of 6 percent of the Company's net asset value per share as calculated on the last business day in March of that year. The Board of Directors may modify or terminate the distribution policy at any time at its discretion.

  On June 9, 1997, the Company paid a cash dividend of $8.50 per share to stockholders of record on May 22, 1997. This dividend was the annual distribution for the year 1997 under the Company's distribution policy. The Company does not intend to pay further dividends in 1997.

  Under the distribution policy, distributions in any year in excess of the Company's net investment income and net realized capital gains for such year will constitute a return of stockholders' capital. For federal income tax purposes, any return of capital will generally be treated as a non-taxable recovery of basis to the extent of the stockholders' basis in their shares, and as capital gain to the extent that the return of capital is in excess of such basis.* The Company will be required to liquidate a portion of its portfolio in order to fund any return of capital. Any return of capital will also reduce the assets of the Company available for investment and will likely have the effect of increasing the Company's expense ratio.

  In any year in which the total of the Company's net investment income and net realized capital gains exceeds the amount distributed for that year under the distribution policy, the Company may, at the discretion of the Board of Directors, retain a portion of the net realized long-term capital gains for such year. The Company intends to retain any undistributed net long-term capital gains realized during the year 1997.

* The portion of any return of capital representing the Company's accumulated earnings and profits from prior years will be treated as ordinary income. The Company's accumulated earnings and profits as of December 31, 1996 amounted to $155,052.

BERGSTROM CAPITAL CORPORATION
-------------------------------------------------------------------------------

              NOTICE OF IMPORTANT FEDERAL INCOME TAX INFORMATION

  It is the presently declared policy of the Board of Directors, which is subject to review by the Board of Directors from time to time, that in any year in which the Company is taxed as a regulated investment company all or a portion of the net long-term capital gains of the Company for such year may be retained by the Company, and if such gains are retained taxes thereon would be paid by the Company and appropriate credit therefore allowed to the stockholders of the Company, all as provided in Section 852(b)(3)(D) of the Internal Revenue Code. Stockholders of record on December 31 of such year would be required to include in their income tax returns their share of the Company's net long-term capital gains retained and take credit for the tax paid on their behalf by the Company. Stockholders of record on December 31 of such year should increase the tax basis of their stock by the excess of their share of the net long-term capital gains retained over the tax paid on their behalf. On or about February 1 following the end of such year the Company would send Form 2439, Notice to Shareholders of Undistributed Capital Gains, to stockholders of record on December 31 of such year. For the years 1980 through 1984, 1986, 1987, 1989, and 1991 through 1996, the Company retained all or a portion of the net long-term capital gains realized. For the years 1985, 1988 and 1990 all of the net long-term capital gains realized were distributed.

  The Board of Directors has elected to distribute a portion of the net long-term capital gains realized during the year ending December 31, 1997 as a part of the $8.50 per share cash dividend paid on June 9, 1997, and to retain the remainder of the net long-term capital gains realized during the year ending December 31, 1997.

  A Form 1099 will be mailed by January 31, 1998 to each stockholder of record on the dividend record date in 1997 setting forth the specific amounts to be included in that stockholder's 1997 tax return.

BERGSTROM CAPITAL CORPORATION
-------------------------------------------------------------------------------

505 Madison Street, Suite 220
Seattle, Washington 98104

November 3, 1997

Dear Fellow Stockholders:

  On November 3, 1997, Clayton H. Williams retired from the Company's Board of Directors, after serving 19 years as a director of the Company. We express our sincere appreciation to Mr. Williams for his many years of loyal service to the Company. His counsel will be missed. At the Annual Meeting of Stockholders on November 3, 1997, William H. Sperber was elected to fill the director position opened by Mr. Williams' retirement. We welcome Mr. Sperber to the Board of Directors.

  During the first nine months of 1997 the Company's net assets increased from $151,427,077 to $167,944,133 which is an increase of $16,517,056. This increase in net assets is after payment by the Company of $9,297,300 in dividends ($8.50 per share on June 9, 1997). This increase is also after the repurchase of stock during the first nine months of 1997 for $7,394,082. The increase in net assets, before deducting the payment of dividends and the repurchase of stock, was $33,208,438 which was composed of net investment income of $466,774, realized gain on investments of $22,020,266, and an increase in unrealized appreciation of $10,721,398.

  The per share net asset value (based on the number of shares outstanding at the end of each period) increased from $136.15 on December 31, 1996 to $159.10 on September 30, 1997. After adjustment for the dividends, the per share net asset value increased 23.1%. During the same period the Dow Jones Industrial Average, adjusted for dividends, increased 24.9% and the Standard & Poor's 500 Stock Average, adjusted for dividends, increased 29.6%. The per share net asset value on Friday, October 31, 1997 was $156.35.

  On February 26, 1996, the Company's Board of Directors authorized the Company to purchase, on the American Stock Exchange, up to 50,000 shares of its capital stock at market prices not in excess of the then current net asset value per share. During the first nine months of 1997 the Company purchased the remaining 12,200 shares of its capital stock under this authorization.

  On February 10, 1997, the Company's Board of Directors authorized the Company to purchase, on the American Stock Exchange, up to 100,000 shares of its capital stock at market prices not in excess of the then current net asset value per share. During the first nine months of 1997 the Company purchased 44,400 shares of its capital stock under this authorization. As of September 30, 1997 the Company had 55,600 shares remaining under this authorization.

  During the first nine months of 1997 the Company had total interest and dividend income of $1,371,677 as compared to $1,367,804 for the same period in 1996 for an increase of $3,873. During the first nine months of 1997 operating expenses were $904,903 which is a $45,778 increase from $859,125 for the first nine months of 1996. The resulting net investment income of $466,744 for the first nine months of 1997 is a decrease from $508,679 for the first nine months of 1996. This resulted in a decrease to $.43 per share versus $.44 per share.

  The following are the major ($500,000 or more) purchases and sales made in the Company's portfolio of securities during the third quarter of 1997, excluding changes resulting from reorganizations and stock splits:

BERGSTROM CAPITAL CORPORATION
-------------------------------------------------------------------------------

                                          SHARES
                          -----------------------------------------
                                                        HELD
SECURITY NAME             ADDITIONS   REDUCTIONS SEPTEMBER 30, 1997
------------------------  ---------   ---------- ------------------
ASM Lithography Holding
 N V....................     7,000                      7,000
Comerica, Inc...........                23,000              0
Kimberly Clark Corp.....                30,000              0
Medtronic, Inc..........                 9,000         18,000
Merrill Lynch Convert-
 ible Fund, Inc.........   106,081(1)                 406,081
Schlumberger, Ltd.......                14,000              0
U.S. Bancorp DEL........    14,000                     14,000
Washington Mutual, Inc..    13,000                     13,000

-------
(1)Received as a dividend reinvestment.

  The value of the Company's investment in the securities of Amgen, Inc. amounted to 10.2% of the Company's total assets at September 30, 1997. The investment of a substantial percentage of the Company's assets in the securities of a single issuer or industry exposes the Company to a greater risk of loss resulting from unfavorable price movements or market conditions relating to such issuer or industry.

  The Company does not have a dividend reinvestment program. The Company has considered this over the years and has determined that the cost of such a program would not be commensurate with the benefit. The Company's policy of retaining a portion of the net long-term capital gains in certain years accomplishes some of the same goals as would a dividend reinvestment program.

  The Company's shares of capital stock are traded on the American Stock Exchange and are identified by the stock ticker symbol BEM. The net asset value per share as of Friday's close of business is published each Saturday in Barrons and each Monday in the Wall Street Journal, the New York Times and certain other publications under "Closed-End Funds."

  Your Company welcomes questions or comments from stockholders. If you wish to communicate with the Company's transfer agent, State Street Bank and Trust Company, the address is P.O. Box 8200, Boston, Massachusetts 02266-
8200 and the telephone number is 1-800-426-5523.

Yours very truly,

/s/ WILLIAM L. McQUEEN

William L. McQueen
President

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997 (Unaudited)

ASSETS:
 Investments, at value (see accompanying schedule)
  Short-term investments (cost $10,510,324)                     $ 10,510,324
  Common stocks (cost $70,538,646)                               158,045,161
                                                                ------------
    TOTAL INVESTMENTS (COST $81,048,970)                         168,555,485
 Cash                                                                  6,172
 Receivable for securities sold                                      288,201
 Interest and dividends receivable                                   105,451
 Other assets                                                          5,216
                                                                ------------
    TOTAL ASSETS                                                 168,960,525
                                                                ------------
LIABILITIES:
 Advisory fee payable                                                 68,397
 Payable for securities purchased                                    160,426
 Payable for capital stock repurchased                               759,231
 Other accrued expenses                                               28,338
                                                                ------------
    TOTAL LIABILITIES                                              1,016,392
                                                                ------------
NET ASSETS applicable to 1,055,600 outstanding shares of capi-
 tal stock equivalent to $159.10 per share on September 30,
 1997                                                           $167,944,133
                                                                ============

STATEMENT OF CHANGES IN NET ASSETS

                                               NINE MONTHS
                                                  ENDED         YEAR ENDED
                                            SEPTEMBER 30, 1997 DECEMBER 31,
                                               (UNAUDITED)         1996
OPERATIONS:
 Net investment income                         $    466,774    $    652,522
 Realized gain on investments                    22,020,266      13,780,358
 Increase in unrealized appreciation             10,721,398       1,523,330
                                               ------------    ------------
 Net increase in net assets resulting from
  operations                                     33,208,438      15,956,210
                                               ------------    ------------
DIVIDENDS TO STOCKHOLDERS:
 From net investment income                        (466,774)       (652,522)
 From net realized gain on investments           (8,830,526)     (7,166,898)
                                               ------------    ------------
    Total dividends to stockholders ($8.50
     per share--1997; $6.9125 per share--
     1996)                                       (9,297,300)     (7,819,420)
                                               ------------    ------------
COST OF SHARES OF BERGSTROM CAPITAL CORPO-
 RATION STOCK PURCHASED (56,600 SHARES--
 1997; 51,500 SHARES--1996)                      (7,394,082)     (6,066,937)
                                               ------------    ------------
TOTAL INCREASE IN NET ASSETS                     16,517,056       2,069,853
NET ASSETS, BEGINNING OF PERIOD                 151,427,077     149,357,224
                                               ------------    ------------
NET ASSETS, END OF PERIOD                      $167,944,133    $151,427,077
                                               ============    ============

See also Notes to Financial Statements in the Company's 1997 Semi-Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997 (Unaudited)

INVESTMENT INCOME:
 Interest                                                       $   586,384
 Dividends                                                          785,293
                                                                -----------
    TOTAL INCOME                                                  1,371,677
                                                                -----------
EXPENSES:
 Advisory fees                                                      699,150
 Legal fees                                                          36,134
 Auditing fees                                                       50,400
 Stockholders' meeting and reports                                   12,011
 Transfer agent fees and expenses                                    18,931
 Custodian fees                                                      19,600
 Directors' fees and expenses                                        33,321
 Fee for shares listed on American Stock Exchange                     5,250
 State and other taxes                                               15,588
 Other                                                               14,518
                                                                -----------
    TOTAL EXPENSES                                                  904,903
                                                                -----------
NET INVESTMENT INCOME ($.43 PER SHARE)                              466,774
                                                                -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Realized gain on investments (excluding short-term
  investments):
  Proceeds from sale of securities                  $53,327,430
  Cost of securities sold                            32,699,800
                                                    -----------
    Realized gain on investments sold                20,627,630
  Capital gain distributions received                 1,392,636
                                                    -----------
    Realized gain on investments                                 22,020,266
 Unrealized appreciation of investments:
  Beginning of period                                76,785,117
  End of period                                      87,506,515
                                                    -----------
    Increase in unrealized appreciation                          10,721,398
                                                                -----------
NET GAIN ON INVESTMENTS ($29.98 PER SHARE)                       32,741,664
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERA-
 TIONS                                                          $33,208,438
                                                                ===========

See also Notes to Financial Statements in the Company's 1997 Semi-Annual Report to Stockholders.

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
September 30, 1997 (Unaudited)

 SHARES OR PRINCIPAL AMOUNT                               COST        VALUE
             SHORT-TERM INVESTMENTS (6.2%):
 $ 7,026,000 State Street Bank and Trust Company,
              5.25% Euro-Dollar Deposit due 10/01/97   $ 7,026,000 $  7,026,000
   3,500,000 General Motors Acceptance Corp., 5.56%
              Note due 10/30/97                          3,484,324    3,484,324
 -----------                                           ----------- ------------
 $10,526,000 TOTAL--SHORT-TERM INVESTMENTS              10,510,324   10,510,324
 ===========                                           ----------- ------------
             COMMON STOCKS (93.8%):
             AEROSPACE AND DEFENSE (0.7%):
      20,000 Sundstrand Corp.                              505,395    1,152,500
                                                       ----------- ------------
             BANKS (3.9%):
      18,000 BB&T Corporation                              821,846      961,875
      24,000 Bank New York, Inc.                           933,258    1,152,000
      13,000 Citicorp                                    1,347,574    1,741,188
      12,500 Morgan (J.P.) & Co., Inc.                     792,626    1,420,313
      14,000 U.S. Bancorp DEL                            1,244,331    1,351,000
                                                       ----------- ------------
                                                         5,139,635    6,626,376
                                                       ----------- ------------
             BEVERAGES (4.0%):
      72,000 Coca Cola Enterprises, Inc.                   990,732    1,939,500
      77,500 Coca-Cola Co.                                 104,001    4,722,656
                                                       ----------- ------------
                                                         1,094,733    6,662,156
                                                       ----------- ------------
             BIOTECHNOLOGY (10.2%):
     360,000 Amgen, Inc. (B)                             1,880,819   17,257,500
                                                       ----------- ------------
             BUSINESS SERVICES (3.9%):
      50,000 Cognizant Corporation                       1,641,500    2,037,500
     135,000 Huntingdon Life Sciences Group PLC ADR        741,765      506,250
     100,000 Manpower, Inc.                              1,671,364    3,950,000
                                                       ----------- ------------
                                                         4,054,629    6,493,750
                                                       ----------- ------------
             CHEMICALS (0.5%):
      12,000 BetzDearborn, Inc.                            797,977      820,500
                                                       ----------- ------------
             COMMUNICATION SYSTEMS (2.7%):
       7,000 ASM Lithography Holding N V                   630,364      691,250
      20,000 SBC Communications, Inc.                      179,424    1,227,500
      75,600 Worldcom, Inc.                              1,440,418    2,674,350
                                                       ----------- ------------
                                                         2,250,206    4,593,100
                                                       ----------- ------------
             COMPUTERS AND INFORMATION (0.9%):
      14,000 Hewlett Packard Co.                           492,639      973,875
       4,500 International Business Machines               438,239      476,719
                                                       ----------- ------------
                                                           930,878    1,450,594
                                                       ----------- ------------

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

SHARES OR PRINCIPAL AMOUNT

              COMMON STOCKS (UNAUDITED)--CONTINUED
                                                           COST        VALUE
              COSMETICS/PERSONAL CARE (0.5%):
       14,000 Avon Products, Inc.                       $   418,369 $   868,000
                                                        ----------- -----------
              DIVERSIFIED TECHNOLOGY (1.3%):
       23,000 Nokia Corp. Sponsored ADR                     858,978   2,159,125
                                                        ----------- -----------
              DRUGS AND HEALTH SUPPLIES (7.3%):
        9,000 Bergen Brunswig Corp.                         375,503     363,375
        9,000 Glaxo PLC ADR                                 290,790     404,437
       62,000 Guidant Corp.                                 988,169   3,472,000
       20,000 Johnson & Johnson                             898,474   1,152,500
       18,000 Medtronic, Inc.                               564,209     846,000
       12,000 Merck & Co., Inc.                             770,986   1,199,250
       30,000 Pfizer, Inc.                                1,283,208   1,801,875
       62,000 Smithkline Beecham PLC ADR                  1,295,975   3,030,250
                                                        ----------- -----------
                                                          6,467,314  12,269,687
                                                        ----------- -----------
              ELECTRICAL COMPONENTS (1.3%):
       28,000 General Electric Co.                        1,211,090   1,905,750
       69,000 Micro-Metrics, Inc. (A,B)                     227,700      25,268
       12,000 Westinghouse Electric Corp.                   332,504     324,750
                                                        ----------- -----------
                                                          1,771,294   2,255,768
                                                        ----------- -----------
              ELECTRONICS/NEW TECHNOLOGY (5.5%):
        8,000 Altera Corp.                                  416,680     410,000
       15,000 Analog Devices, Inc.                          350,486     502,500
       14,000 Cisco Systems, Inc.                           987,803   1,022,875
       33,000 Ericsson L M Tel Co ADR                       786,857   1,581,937
       18,000 Intel Corp.                                   542,187   1,661,625
       11,000 Lucent Technologies, Inc.                     508,107     895,125
       28,000 Newbridge Networks Corp.                      904,550   1,676,500
       54,000 Nextel Communications, Inc.                   781,200   1,559,250
                                                        ----------- -----------
                                                          5,277,870   9,309,812
                                                        ----------- -----------
              FINANCIAL SERVICES, DIVERSIFIED (2.2%):
       15,000 Amresco, Inc.                                 324,375     556,875
       25,000 Federal National Mortgage Association         645,849   1,175,000
       34,000 Golden State Bancorp, Inc. (C)                937,264   1,015,750
       13,000 Washington Mutual, Inc.                       794,339     906,750
                                                        ----------- -----------
                                                          2,701,827   3,654,375
                                                        ----------- -----------
              FOOD PROCESSING (0.8%):
       14,000 Pioneer Hi-Bred International, Inc.           862,848   1,274,000
                                                        ----------- -----------

BERGSTROM CAPITAL CORPORATION
--------------------------------------------------------------------------------

SHARES OR PRINCIPAL AMOUNT

              COMMON STOCKS (UNAUDITED)--CONTINUED
                                                        COST        VALUE
              HARDWARE AND TOOLS (0.6%):
       20,000 Snap-On, Inc.                          $   585,650 $    921,250
                                                     ----------- ------------
              HOUSEHOLD PRODUCTS (NON-DURABLE)
              (1.0%):
       24,000 Proctor & Gamble Co.                       572,220    1,657,500
                                                     ----------- ------------
              INDUSTRIAL MACHINERY (2.2%):
       46,000 Tyco International Ltd. New (D)          1,550,614    3,774,875
                                                     ----------- ------------
              INSURANCE (2.0%):
       25,987 American International Group, Inc.         490,850    2,681,534
       13,000 PMI Group, Inc.                            580,301      745,063
                                                     ----------- ------------
                                                       1,071,151    3,426,597
                                                     ----------- ------------
              LODGING (1.7%):
       29,000 Doubletree Corp.                         1,159,997    1,399,250
       20,000 Marriott International, Inc.               540,111    1,421,250
                                                     ----------- ------------
                                                       1,700,108    2,820,500
                                                     ----------- ------------
              MEDIA (1.4%):
              Comcast UK Cable Partners Ltd. CI. A
       51,000 Com                                        650,250      522,750
       15,000 Disney (Walt) Co.                          560,460    1,209,375
       21,000 Gartner Group, Inc. New Cl. A              526,200      630,000
                                                     ----------- ------------
                                                       1,736,910    2,362,125
                                                     ----------- ------------
              MEDICAL SUPPLIES (3.6%):
       12,900 Abbott Laboratories                        452,270      824,794
      100,000 Baxter International, Inc.                 880,840    5,225,000
                                                     ----------- ------------
                                                       1,333,110    6,049,794
                                                     ----------- ------------
              OFFICE EQUIPMENT (0.8%):
       10,000 Quantum Corp.                              403,971      383,125
       11,000 Xerox Corp.                                804,150      926,062
                                                     ----------- ------------
                                                       1,208,121    1,309,187
                                                     ----------- ------------
              PHARMACEUTICALS (7.1%):
       16,000 Bristol-Myers Squibb Co.                   215,411    1,324,000
       39,000 Lilly Eli & Co.                          1,351,106    4,697,063
       28,000 Schering-Plough Corp.                      487,839    1,442,000
       34,000 Warner Lambert Co.                       1,702,611    4,587,875
                                                     ----------- ------------
                                                       3,756,967   12,050,938
                                                     ----------- ------------
              POLLUTION CONTROL (0.2%):
        8,700 Culligan Water Technologies, Inc.          388,021      400,200
                                                     ----------- ------------

BERGSTROM CAPITAL CORPORATION
-------------------------------------------------------------------------------

SHARES OR PRINCIPAL AMOUNT

              COMMON STOCKS (UNAUDITED)--CONTINUED
                                                          COST        VALUE
              RECREATION--TOYS (0.6%):
       37,500 Hasbro, Inc.                             $   926,822 $  1,054,687
                                                       ----------- ------------
              REGULATED INVESTMENT COMPANIES (8.7%):
       50,000 Latin America Growth Fund, Inc.              528,218      590,625
       67,500 Latin America Investment Fund              1,123,775    1,274,062
              Merrill Lynch Convertible Fund, Inc.
      406,081 (E)                                        4,401,721    5,303,422
      325,000 RCM Growth Equity Fund, Inc.               2,005,250    2,551,250
      145,000 RCM International Growth Equity Fund A     1,875,370    2,298,250
      175,000 RCM Small Cap Fund                         1,961,750    2,598,750
                                                       ----------- ------------
                                                        11,896,084   14,616,359
                                                       ----------- ------------
              RESTAURANTS (2.6%):
      106,000 Host Marriott Corp.                        1,577,381    2,411,500
       42,000 McDonalds Corp.                            1,184,151    2,000,250
                                                       ----------- ------------
              RETAIL TRADE (2.5%):
       29,000 Bed Bath & Beyond, Inc.                      757,687    1,018,625
       31,250 Consolidated Stores Corp.                    896,115    1,308,594
       25,000 Crown Books Corporation (B)                  309,500      262,500
       18,000 CVS Corporation                              687,129    1,023,750
       18,000 Hannaford Bros. Co.                          448,648      640,125
                                                       ----------- ------------
                                                         3,099,079    4,253,594
                                                       ----------- ------------
              SOFTWARE AND PROCESSING (13.1%):
       12,000 America Online, Inc.                         564,298      905,250
       13,000 Automatic Data Processing, Inc.              285,181      650,000
      573,750 Boole & Babbage, Inc. (B)                    340,000   16,495,312
       24,000 Microsoft Corp. (B)                          999,600    3,175,500
       24,000 Sterling Commerce, Inc.                      750,406      862,500
                                                       ----------- ------------
                                                         2,939,485   22,088,562
                                                       ----------- ------------
              TOTALS--COMMON STOCKS                     70,538,646  158,045,161
                                                       ----------- ------------
              TOTALS--INVESTMENTS                      $81,048,970 $168,555,485
                                                       =========== ============

(A) Company "affiliated" with the Corporation as defined in the Investment Company Act of 1940. There were no purchases or sales of this security during the first nine months of 1997, nor was any income earned.
(B) Non-income producing securities.
(C) Formerly Glendale Federal Bank FSB.
(D) Formerly Tyco International Ltd.
(E) Convertible Holdings, Inc., a closed-end fund, was converted into Merrill Lynch Convertible Fund, Inc., an open-end fund.

See also Notes to Financial Statements in the Company's 1997 Semi-Annual Report to Stockholders.

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BOARD OF DIRECTORS

ERIK E. BERGSTROM              GEORGE COLE SCOTT
Chairman                       Registered Representative
                               Anderson & Strudwick Incorporated
                               President

WILLIAM L. McQUEEN             Closed-End Fund Advisors, Inc.
President and Treasurer
                               WILLIAM H. SPERBER
NORMAN R. NIELSEN              President, Chief Executive Officer and Managing
Manager and Senior Member       Director
of Research Staff              The Trust Company of Washington
SRI International

OFFICERS

WILLIAM L. McQUEEN             PAMELA A. FIORINI
President and Treasurer        Secretary

                               ELIZABETH C. HEDLUND
                               Assistant Secretary

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BERGSTROM CAPITAL CORPORATION
505 Madison Street, Suite 220
Seattle, Washington 98104
(206) 623-7302

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